Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Income tax provision

The income tax provision (benefit) consists of the following for the year ended December 31, 2021:

December 31, 2021
Current
Federal	$—
State	—
Deferred
Federal	(254,140)
State	—
Valuation allowance	254,140
Income tax provision	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) for the year ended December 31, 2021 is as follows:

December 31, 2021
Statutory Federal income tax rate	21.0%
Financing costs	3.5%
Change in fair value of derivative warrant liabilities	(33.9)%
Change in valuation allowance	9.4%
Income taxes benefit	0.0%

Summary of significant components of the Company's deferred tax assets

The Company’s net deferred tax assets were as follows as of December 31, 2021:

December 31,2021
Deferred tax assets:
Net operating loss	37,649
Start-up/Organization costs	216,490
Total deferred tax assets	254,140
Valuation allowance	(254,140)
Deferred tax asset, net of allowance	$—